Share capital	12 Months Ended
Dec. 31, 2023
Share capital [Abstract]
Share capital
17.

Share capital
Authorized share capital:
-

Unlimited number of first preferred shares
-

Unlimited number of second preferred shares
-

Unlimited number of voting common shares,
no

stated par value, not convertible or redeemable, and
-

One Class B share
A.

Common Shares
Number issued

(number of shares)
2023 2022
Beginning of year 432,518,470 398,059,265
Issued:
Stock option plan [note 25] 1,657,282 401,955
Equity issuance (a) - 34,057,250
End of year 434,175,752 432,518,470
(a) On October 17, 2022, Cameco issued 34,057,250

common shares pursuant to a public offering for a total consideration of
$ 996,867,000 . The proceeds of the issue after deducting expenses were $ 964,878,000 . Excluding the deferred tax recoveries, the net cash proceeds amounted to $ 953,285,000 .
All issued shares are fully paid. Holders of the common shares are entitled to exercise one vote per share at meetings of shareholders, are entitled to receive dividends if, as and when declared by our Board of Directors and are entitled to participate in any distribution of remaining assets following a liquidation.

The shares of Cameco are widely held and no shareholder, resident in Canada, is allowed to own more than 25% of the
Company’s outstanding common shares, either individually or together with associates. A non-resident of Canada is not allowed to own more than 15%. In addition, no more than 25% of total shareholder votes cast may be cast by non-resident shareholders.
B.

Class B share
One Class B share issued during 1988 and assigned $ 1

of share capital
entitles the shareholder to vote separately as a class
in respect of any proposal to locate the head office of Cameco to a place not in the province of Saskatchewan .
C.

Dividends
Dividends on Cameco Corporation common shares are declared in Canadian dollars. For the year ended December 31, 2023, the dividend declared per share was $ 0.12

(December 31, 2022 - $
0.12 ).